Supplemental Cash Flow Information - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - Long-term borrowings [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Long-term debt, opening balance	$ 389,712	$ 430,487	$ 444,712
Changes from financing cash flows	(56,975)	(40,081)	(812)
The effect of changes in foreign exchange rates	(406)	(1,358)	(14,156)
Amortization of deferred transaction costs	1,186	922	1,523
Other changes	(2,095)	(258)	(780)
Long-term debt, closing balance	$ 331,422	$ 389,712	$ 430,487